Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following table sets forth by level, within the fair value hierarchy, the Plan's investment assets at fair value as of December 31, 2025 and 2024:

	Investment Assets at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total
Virco Mfg. Corporation common stock	$7,001,933	$—	$—	$7,001,933
Money market fund held by Virco Unitized Stock	230,529	—	—	230,529
Mutual funds	20,362,042	—	—	20,362,042
Common collective trusts	—	39,779,511	—	39,779,511
Total investment assets at fair value	$27,594,504	$39,779,511	$—	$67,374,015

	Investment Assets at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total
Virco Mfg. Corporation common stock	$11,320,447	$—	$—	$11,320,447
Money market fund held by Virco Unitized Stock	257,835	—	—	257,835
Mutual funds	16,145,670	—	—	16,145,670
Common collective trusts	—	34,284,666	—	34,284,666
Total investment assets at fair value	$27,723,952	$34,284,666	$—	$62,008,618